Cash Equivalents and Investments in Marketable Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Cash Equivalents and Investments in Marketable Securities
Note 3 – Cash Equivalents and Investments in Marketable Securities
The investments in marketable securities are classified as available-for-sale debt securities with short-term maturities of less than one year.
The fair values, gross unrealized gains and losses of the available-for-sale securities by type are as follows:

	As of June 30, 2023	As of December 31, 2022

	Carrying Value
Cash equivalents
Commercial paper	$—	$29,890,313
Money market fund	858,047	12,640

Total cash equivalents	$858,047	$29,902,953

Restricted cash
Money market fund	$9,211,360	$9,284,362

	As of June 30, 2023
	Purchase Price	Unrealized Gains	Unrealized Losses	Fair Value
Investment in marketable securities
Commercial paper	$4,746,204	$157,419	$—	$4,903,623
Corporate bonds and notes	2,960,620	24,420	—	2,985,040
Government securities	4,684,574	—	(287)	4,684,287

Total marketable securities	$12,391,398	$181,839	$(287)	$12,572,950

	As of December 31, 2022
	Purchase Price	Unrealized Gains	Unrealized Losses	Fair Value
Investment in marketable securities
Commercial paper	$32,635,849	$277,674	$—	$32,913,523
Corporate bonds and notes	15,413,122	3,668	—	15,416,790
Government securities	6,658,634	—	(8,791)	6,649,843

Total marketable securities	$54,707,605	$281,342	$(8,791)	$54,980,156

The net unrealized (loss) gain included in total other comprehensive loss for the three and six months ended June 30, 2023 is $(28) thousand and $290 thousand, respectively. The Company did not have investments in marketable securities during the three and six months ended June 30, 2022.
The proceeds from sales of available-for-sale securities and gross realized gains included in earnings from sales of available-for-sale securities for the six months ended June 30, 2023 are $
42,724 thousand and $408
thousand, respectively. The Company determines gains and losses using the first-in first-out method. For the three and six months ended June 30, 2023, $208 thousand and $381 thousand has been reclassified out of accumulated other comprehensive income, respectively. There have been no impairments measured for the three and six months ended June 30, 2023 and June 30, 2022, respectively.

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Cash Equivalents and Investments in Marketable Securities
Note 3 – Cash Equivalents and Investments in Marketable Securities
The investments in marketable securities are classified as
available-for-sale
debt securities with short-term maturities of less than one year. The fair values, gross unrealized gains and losses of the available-for-sale
securities by type are as follows:

As of December 31, 2022
Carrying Value
Cash equivalents
Commercial paper	$29,890,313
Money market fund	12,640

Total cash equivalents	$29,902,953

Restricted cash
Money market fund	$9,284,362

	As of December 31, 2022
	Purchase Price	Unrealized Gains	Unrealized Losses	Fair Value
Investment in marketable securities
Commercial paper	$32,635,849	$277,674	$—	$32,913,523
Corporate bonds and notes	15,413,122	3,668	—	15,416,790
Government securities	6,658,634	—	(8,791)	6,649,843

Total marketable securities	$54,707,605	$281,342	$(8,791)	$54,980,156

The net unrealized gain included in accumulated other comprehensive income for the year ended December 31, 2022 is $273 thousand. The Company did not have investments in marketable securities as of December 31, 2021.
The proceeds from sales of
available-for-sale
securities and gross realized gains included in earnings for the year ended December 31, 2022 are $5,500 thousand and $627 thousand, respectively. The Company determines gains and losses using the first-in
first-out
method. There have been no impairments measured and no amounts reclassified out of accumulated other comprehensive income for the years ended December 31, 2022 and 2021.